Real estate properties development completed and under development (Tables)	12 Months Ended
Dec. 31, 2020
Real estate properties development completed and under development
Schedule of components of real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2019 and 2020:

	December 31,	December 31,
	2019	2020
	US$	US$
Real estate properties development completed	458,204,518	439,204,753
Real estate properties under development	3,254,387,749	3,010,624,339
Total real estate properties development completed and under development	3,712,592,267	3,449,829,092